DUE FROM FACTOR	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Due From Factor
DUE FROM FACTOR

NOTE 4: DUE FROM FACTOR

Due to/from factor consist of the following:

	September 30,	December 31,
	2024	2023
Outstanding receivables:
Without recourse	$916,045	$808,233
With recourse	18,994	99,055
Matured funds and deposits	55,043	65,321
Advances	(551,813)	(483,187)
Credits due customers	—	(151,611)
	$438,269	$337,811

NOTE 6: DUE FROM FACTOR

The Company, via its subsidiaries, Bailey, Stateside and Sundry, assigns a portion of its trade accounts receivable to third- party factoring companies, who assumes the credit risk with respect to the collection of non-recourse accounts receivable. The Company may request advances on the net sales factored at any time before their maturity date. The factor charges a commission on the net sales factored for credit and collection services. For one factoring company, interest on advances is charged as of the last day of each month at a rate equal to the LIBOR rate plus 2.5% for Bailey. For Stateside and Sundry, should total commission and fees payable be less than $30,000 in a single year, then the factor shall charge the difference between the actual fees in said year and $30,000 to the Company. Interest on advances is charged as of the last day of each month at a rate equal to the greater of either, (a) the Chase Prime Rate + (2.0)% or (b) (4.0)% per annum. For another factoring company, interest is charged at one-thirty-third (1/33) of one percent per day, such rate to increase or decrease in accordance with changes in the “Prime Rate”, which such prime rate to be deemed to be 4.25% on the date of the agreement.

Advances are collateralized by a security interest in substantially all of the companies’ assets.

Due to/from factor consist of the following:

	December 31,
	2023	2022
Outstanding receivables:
Without recourse	$808,233	$1,680,042
With recourse	99,055	65,411
Matured funds and deposits	65,321	81,055
Advances	(483,187)	(632,826)
Credits due customers	(151,611)	(354,282)
	$337,811	$839,400